FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

05062033

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Special Warrants, Common Shares and Common Share Purchase Warrants

1173420

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
NovaGold Resources Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
Suite 2300, 200 Granville Street, Vancouver, British Columbia V6C 1S4 Canada	**(604) 669-6227**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Mining

Type of Business Organization

☒ *corporation* ☐ *limited partnership, already formed* ☐ *other (please specify):*

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 12 Year 84 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service Abbreviation for State: CN for Canada; FN for other foreign jurisdiction) CN

GENERAL INSTRUCTIONS

Federal: *Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

ATTENTION

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Van Nieuwenhuyse, Rick

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 2300, 200 Granville Street, Vancouver, British Columbia V6C 1S4 Canada

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Brack, George

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 2664, 1055 Dunsmuir Street, Vancouver, British Columbia V7X 1K8 Canada

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Halvorson, Michael H.

Business or Residence Address (Number and Street, City, State, Zip Code)
7928 Rowland Road, Edmonton, Alberta T6A 3W1 Canada

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General/Managing Partner

Full Name (Last name first, if individual)
McConnell, Gerald J.

Business or Residence Address (Number and Street, City, State, Zip Code)
48 Gerrish Street, Windsor, Nova Scotia B0N 2T0 Canada

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General/Managing Partner

Full Name (Last name first, if individual)
McFarland, Cole

Business or Residence Address (Number and Street, City, State, Zip Code)
188 Lost River Drive, Palm Desert, California 92211 USA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General/Managing Partner

Full Name (Last name first, if individual)
Nauman, Clynton

Business or Residence Address (Number and Street, City, State, Zip Code)
8477 Pointe Road North, Blaine, Washington 98230 USA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General/Managing Partner

Full Name (Last name first, if individual)
Philip, James

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 1488, 700 West Georgia Street, Vancouver, British Columbia V7Y 1A1 Canada

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General/Managing Partner

Full Name (Last name first, if individual)
MacDonald, Robert John

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 2300, 200 Granville Street, Vancouver, British Columbia V6C 1S4 Canada

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual?	$ N/A	
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Salman Partners Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 2230, 885 W. Georgia Street, Vancouver, British Columbia V6C 3E8

Name of Associated Broker or Dealer
Salman Partners (USA) Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	X **[NY]**	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Canaccord Capital Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 1210, 320 Bay Street, Toronto, Ontario M5H 4A6 Canada

Name of Associated Broker or Dealer
All solicitations within the U.S. were made by Salman Partners (USA) Inc., the U.S. affiliate of Salman Partners Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
BMO Nesbitt Burns Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
1 First Canadian Place, 35th Floor, PO Box 150, Toronto, Ontario M5X 1H3 Canada

Name of Associated Broker or Dealer
All solicitations within the U.S. were made by Salman Partners (USA) Inc., the U.S. affiliate of Salman Partners Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Sprott Securities Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
Royal Bank Plaza, South Tower, Suite 2750, P O Box 63, Toronto, Ontario M5J 2J2 Canada

Name of Associated Broker or Dealer
All solicitations within the U.S. were made by Salman Partners (USA) Inc., the U.S. affiliate of Salman Partners Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ (1)	$ (1)
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$33,018,393 (1)	$ 2,197,267 (1)
Partnership Interests	$	$
Other (Specify)	$	$
Total	$33,018,393 (1)	$ 2,197,267 (1)

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amounts of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	2	$ 2,197,267
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

(1) Represents U.S. portion of offering only. The offering was for special warrants, automatically convertible into common shares and common share purchase warrants at no additional cost. Each whole warrant may be exercised for the purchase of one common share at a price of $12.10 CDN for a period of 30 months following the closing date. Unless otherwise indicated, all dollar amounts are expressed in U.S. dollars using the noon foreign exchange rate published by the Federal Bank of New York as of the closing date ($1.00 U.S. = $1.2288 CDN).

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 15,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☒	$ 109,863 (2)
Other Expenses (identify) Agent's expenses and legal fees	☒	$ 3,235
Total	☒	$ 128,098

(2) In addition to the cash commission of $109,863, the agents received 13,500 warrants in connection with the U.S. portion of the offering. The warrants are exercisable for common shares at a price of $11.00 per share for 12 months following the closing date.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $32,890,295

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	☐	$
Other (specify): Galore Creek and Rock Creek Projects	☐	$	☒	$32,890,295
Column Totals	☐	$	☒	$32,890,295
Total Payments Listed (column totals added)			☒	$32,890,295

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
NovaGold Resources Inc.	[signature]	July 20, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Robert J MacDonald	Senior Vice President and Chief Financial Officer	

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

ATTENTION

DORSEY
DORSEY & WHITNEY LLP

TIFFANIE D. PEARSON
Corporate Paralegal
(206) 903-8895
FAX (206) 903-8820
pearson.tiffanie@dorsey.com

July 21, 2005

COPY

VIA FEDERAL EXPRESS

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re: NovaGold Resources Inc.

Dear Madam/Sir:

Enclosed for filing on behalf of NovaGold Resources Inc. are one original and four copies of Form D, Notice of Sale of Securities Pursuant to Regulation D, reporting sales of Special Warrants, Common Shares and Common Share Purchase Warrants pursuant to Rule 506.

Please date stamp the duplicate copy of this letter confirming your receipt of this filing and return the same to the undersigned. A stamped return envelope is enclosed for your convenience.

Sincerely,

DORSEY & WHITNEY LLP

Tiffanie D. Pearson
Corporate Paralegal

Enclosures
cc: Kenneth Sam
Elaine Sanders (w/ enclosures)